Borrowings, Carrying Amount (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($)
Bank Borrowings [Abstract]
Carrying amount	$ 1,026,687	$ 1,122,249
12 LR1 Vessels [Member]
Bank Borrowings [Abstract]
Carrying amount	310,100	324,800
CTI Vessels [Member]
Bank Borrowings [Abstract]
Carrying amount	$ 99,500	157,900
Number of vessels | Vessel	6
Other Finance Leases [Member]
Bank Borrowings [Abstract]
Carrying amount	$ 41,200	$ 43,700